Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net income per share,Basic and diluted	$ 0.03	$ 0.25	$ 0.16
Weighted average shares used in calculating net income per share,Basic and diluted	20,950,000	17,228,698	14,881,478